Inventories	12 Months Ended
Mar. 31, 2018
Inventories [Abstract]
Inventories

16. Inventories

At 31 March	2018 £m	2017 £m	2016 £m

Consumables	22	24	26
Work in progress	6	23	11
Finished goods	211	180	152
	239	227	189

Inventories recognised as an expense during the year ended 31 March 2018 amounted to £2,588m (2016/17: £2,680m). These were included in ‘Other operating costs’ in note 5.